Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	R$ 3,574,304	R$ 3,564,379
Work in progress	409,037	378,788
Raw materials	1,589,282	1,675,323
Packaging materials	154,696	150,444
Secondary materials	621,207	546,213
Supplies	190,041	216,998
Imports in transit	236,453	150,947
Other	68,528	75,646
(-) Adjustment to present value ("APV") (1)	(115,546)	(129,848)
Total	R$ 6,728,002	R$ 6,628,890